Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Loans
Gross loans	SFr 294,788	SFr 294,049	SFr 288,596
of which held at amortized cost	281,951	278,744	273,723	SFr 272,969
of which held at fair value	12,837	15,305	14,873
Net (unearned income)/deferred expenses	(109)	(113)	(113)
Allowance for loan losses	(882)	(966)	(902)	(905)	SFr (858)	SFr (882)
Net loans	293,797	292,970	287,581
Foreign
Loans
Gross loans	131,563	132,252	128,152
Switzerland
Loans
Gross loans	163,225	161,797	160,444
Corporate and institutional
Loans
Gross loans	136,587	137,685	134,812
of which held at amortized cost	123,775	122,405	119,962	117,711
Allowance for loan losses	(711)	(785)	(715)	(692)	(654)	(662)
Corporate and institutional | Real estate
Loans
Gross loans	27,857	26,865	26,727
of which held at amortized cost	26,937		26,065
Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	87,731	88,305	85,698
of which held at amortized cost	82,553		79,773
Corporate and institutional | Financial institutions
Loans
Gross loans	16,933	18,488	18,494
of which held at amortized cost	13,001		12,939
Corporate and institutional | Governments and public institutions
Loans
Gross loans	4,066	4,027	3,893
of which held at amortized cost	1,284		1,185
Consumer
Loans
Gross loans	158,201	156,364	153,784
of which held at amortized cost	158,176	156,339	153,761	155,258
Allowance for loan losses	(171)	(181)	(187)	(213)	SFr (204)	(220)
Consumer | Mortgages
Loans
Gross loans	108,919	108,701	107,845
of which held at amortized cost	108,919		107,845
Consumer | Loans collateralized by securities
Loans
Gross loans	44,317	43,126	42,034
of which held at amortized cost	44,317		42,034
Consumer | Consumer finance
Loans
Gross loans	4,965	SFr 4,537	3,905
of which held at amortized cost	4,940		3,882
Bank
Loans
Gross loans	301,271		293,889
of which held at amortized cost	288,434		279,016	278,486
of which held at fair value	12,837		14,873
Net (unearned income)/deferred expenses	(109)		(113)
Allowance for loan losses	(881)		(901)	(904)		(881)
Net loans	300,281		292,875
Bank | Foreign
Loans
Gross loans	132,203		128,705
Bank | Switzerland
Loans
Gross loans	169,068		165,184
Bank | Corporate and institutional
Loans
Gross loans	143,070		140,105
of which held at amortized cost	130,258		125,255	123,228
Allowance for loan losses	(710)		(714)	(691)		(661)
Bank | Corporate and institutional | Real estate
Loans
Gross loans	27,857		26,727
of which held at amortized cost	26,937		26,065
Bank | Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	88,274		86,165
of which held at amortized cost	83,096		80,241
Bank | Corporate and institutional | Financial institutions
Loans
Gross loans	22,873		23,320
of which held at amortized cost	18,941		17,764
Bank | Corporate and institutional | Governments and public institutions
Loans
Gross loans	4,066		3,893
of which held at amortized cost	1,284		1,185
Bank | Consumer
Loans
Gross loans	158,201		153,784
of which held at amortized cost	158,176		153,761	155,258
Allowance for loan losses	(171)		(187)	SFr (213)		SFr (220)
Bank | Consumer | Mortgages
Loans
Gross loans	108,919		107,845
of which held at amortized cost	108,919		107,845
Bank | Consumer | Loans collateralized by securities
Loans
Gross loans	44,317		42,034
of which held at amortized cost	44,317		42,034
Bank | Consumer | Consumer finance
Loans
Gross loans	4,965		3,905
of which held at amortized cost	SFr 4,940		SFr 3,882